Income Taxes - Summary of Cash Paid for Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
Income Taxes Paid, Net [Abstract]
PRC	¥ 226	$ 33	¥ 53	¥ 57
Total	¥ 226	$ 33	¥ 53	¥ 57